DBX ETF TRUST

db-X MSCI Emerging Markets Currency-Hedged Equity Fund

db-X MSCI EAFE Currency-Hedged Equity Fund

db-X MSCI Brazil Currency-Hedged Equity Fund

db-X MSCI Canada Currency-Hedged Equity Fund

db-X MSCI Japan Currency-Hedged Equity Fund

(each, a "Fund")

Supplement dated December 15, 2011 to the currently effective

Prospectus dated May 12, 2011,

and all supplements thereto

1.	The first sentence of the fifth paragraph of the section titled "Principal Investment Strategies" in the Summary section for the db-X MSCI Japan Currency-Hedged Equity Fund is hereby deleted and replaced with the following:

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers from Japan and in instruments designed to hedge the Fund's exposure to Japanese yen.

Please Retain This Supplement For Future Reference.